UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     37
Form 13F Information Table Value Total:     $23,923




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO  (x$1000)   OF SHARES SH          DSCRETN  MANAGERS

ABBOTT LABORATORIES               COM   002824100        523     10,672SH          DEFINED           0
AON CORP                          COM   037389103        617     11,650SH          DEFINED           0
AT&T INC                          COM   00206R102        683     22,300SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702        710      8,495SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        627     23,710SH          DEFINED           0
CHESAPEAKE ENERGY CORP            COM   165167107       1020     30,430SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100        719      6,690SH          DEFINED           0
CHUBB CORP                        COM   171232101        678     11,055SH          DEFINED           0
DELL INC                          COM   24702R101        409     28,160SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        536      7,027SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        631     12,890SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        737     12,615SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM   29273R109        688     13,285SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        550      7,460SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        365     18,185SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        821     13,755SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        762     37,744SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101        743      4,554SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        803     13,548SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100        330      7,156SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        663     10,153SH          DEFINED           0
KRAFT FOODS INC-A                 COM   50075N104        623     19,865SH          DEFINED           0
KROGER COMPANY                    COM   501044101        521     21,755SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        554     18,570SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        510     20,086SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        924     16,063SH          DEFINED           0
PFIZER INC                        COM   717081103        673     33,120SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        585      9,495SH          DEFINED           0
QUALCOMM INC                      COM   747525103        679     12,375SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103       1131      8,530SH          DEFINED           0
SYSCO CORP                        COM   871829107        514     18,540SH          DEFINED           0
TEVA PHARMACEUTICAL-SPONS ADR     COM   881624209        776     15,475SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        320      7,090SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        732     18,993SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        681      9,755SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        506     15,971SH          DEFINED           0
YUM! BRANDS INC                   COM   988498101        582     11,325SH          DEFINED           0




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